Trade and other payables (Details) € in Thousands, $ in Thousands		9 Months Ended
	Aug. 11, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Trade payables		€ 16,924			€ 15,762
Invoices not yet received		19,509			19,292
Accrued employee benefit costs		8,159			7,943
Sundry accruals		7,813			13,441
Trade and Other Payables		52,405			€ 56,438
Expected reimbursement, other provisions | $	$ 1,000
Legal proceedings provision [member]
Disclosure of detailed information about borrowings [line items]
Settlement amount, before insurance	$ 5,000	€ 4,265	$ 5,000
Expected reimbursement, other provisions | $				$ 1,000